ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries, VIEs and VIE's subsidiary

As of December 31, 2013, details of the Company’s subsidiaries, its VIEs and VIE’s subsidiary are as follows:

	Later of
	acquisition/	Place of	Percentage of	Principal
	Incorporation	incorporation	legal ownership	activities

Subsidiaries
Light In The Box Limited (“Light In The Box”)	June 13, 2007	Hong Kong	100%	Online retail
Lanting International Holding Limited (“Lanting International”)	December 19, 2013	Hong Kong	100%	Investment holding
LITB, Inc.	December 18, 2013	United States	100%	Marketing and software development and technology support
Lanting Jishi Trade (Shenzhen) Co., Ltd. (“WFOE” or “Lanting Jishi”)	October 21, 2008	People’s Republic of China	100%	Online retail
Lanting Jishi Trade (Suzhou) Co., Ltd. (“Lanting Suzhou”)	December 2, 2013	People’s Republic of China	100%	Inactive
LightInTheBox (UK) Limited	May 26, 2009	United Kingdom	100%	Inactive

VIEs
Shenzhen Lanting Huitong Technologies Co., Ltd. (“Lanting Huitong”)	June 24, 2008	People’s Republic of China	Consolidated VIE	Software development and information technology support
Beijing Lanting Gaochuang Technologies Co., Ltd. (“Lanting Gaochuang”)	December 6, 2011	People’s Republic of China	Consolidated VIE	Software development and information technology support

VIE’s (Lanting Huitong’s) wholly owned subsidiary Shanghai Ouku Network Technologies Co., Ltd. (“Shanghai Ouku”)	August 24, 2010	People’s Republic of China	VIE’s subsidiary	Online retail

Consolidated financial information of the Group's VIE and their subsidiaries included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	As of	As of
	December 31,	December 31,
	2012	2013

Total assets	$2,232	$2,042
Total liabilities	$1,874	$1,489

	Year ended December 31,
	2011	2012	2013

Net revenues	$5,010	$2,743	$300
Net loss	$(1,078)	$(204)	$(179)

	Year ended December 31,
	2011	2012	2013

Net cash provided by operating activities	$1,119	$200	$647
Net cash used in investing activities	$(894)	$(298)	$(798)